Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000081694 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 4.50%
Account Value	$ 11,581	$ 11,581	$ 11,581	$ 11,087	$ 10,319	$ 11,410	$ 11,611	$ 10,775	$ 9,971	$ 10,085	$ 9,693	$ 9,492	$ 9,551
Average Annual Return, Percent	(0.26%)	0.52%	1.48%
C000081694 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	4.45%	1.45%	1.95%
C000081695 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 11,261	$ 11,261	$ 11,261	10,858	10,184	11,342	11,632	10,878	10,143	10,331	10,002	9,866	10,000
Average Annual Return, Percent	2.71% [1]	0.69%	1.20%
C000081695 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	3.71%	0.69%	1.20%
C000031763 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 12,494	$ 12,494	$ 12,494	11,926	11,065	12,193	12,375	11,452	10,572	10,656	10,212	9,972	10,000
Average Annual Return, Percent	4.76%	1.76%	2.25%
C000130461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 1,256,600	$ 1,256,600	$ 1,256,600	1,198,204	1,111,133	1,223,684	1,240,944	1,147,707	1,058,923	1,066,922	1,021,645	997,119	1,000,000
Average Annual Return, Percent	4.87%	1.83%	2.31%
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (Hedged)
Account Value	$ 12,201	$ 12,201	$ 12,201	$ 11,801	$ 11,014	$ 12,406	$ 12,581	$ 11,916	$ 11,011	$ 10,820	$ 10,501	$ 10,102	$ 10,000
Average Annual Return, Percent	3.40%	0.48%	2.01%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.